Share Capital	3 Months Ended
Mar. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL
7.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

As at March 31, 2023, the Company had 62,911,417 common shares issued and outstanding (December 31, 2022 – 44,868,560).

As of the date of issuance of these financial statements total outstanding common shares is 80,028,404.

(b)	Common share transactions

Transactions for the three months ended March 31, 2023 are as follows:

●	The Company issued 18,042,857 common shares on the exercise of various warrants for gross proceeds of $3,608,571. Additionally, the Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 30, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 17,116,987 common shares were issued for cashless warrants subsequent to March 31, 2023 as described in Note 16.

Transactions for the three months ended March 31, 2022 are as follows:

●	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds. The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to the unit warrants liability.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants and $1,106,747 to the unit warrants in the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $0.01. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 1,304,347 warrants to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1.73 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1.73, strike rate $2.30, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

●	On March 31, 2022, as part of the ClearRF acquisition (Note 3), the Company issued 138,958 shares to the vendor with a fair value of $190,094.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022 and March 31, 2023	1,506,138	$3.53

As at March 31, 2023 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	$54.00	24-Dec-23	0.63
15-Jan-19	828	828	$54.00	15-Jan-24	0.69
21-Mar-19	12,345	12,345	$59.00	21-Mar-24	0.87
01-Jan-20	2,069	2,069	$54.00	01-Jan-24	0.65
15-Nov-20	95,000	95,000	$6.00	15-Nov-30	7.53
15-Nov-20	161,500	161,500	$6.00	15-Nov-25	2.52
02-Jan-21	57,000	57,000	$11.50	02-Jan-26	2.65
02-Jan-21	5,000	5,000	$11.50	02-Jan-31	7.66
18-Jan-21	14,500	14,500	$11.50	18-Jan-26	2.70
01-Jan-22	20,000	12,500	$4.00	29-Oct-26	3.48
13-Apr-22	795,000	265,000	$1.10	13-Apr-27	3.93
12-Jul-22	330,000	110,000	$1.10	12-Jul-25	2.18
Total	1,506,138	748,638	$3.53		3.51

Transactions for the three months ended March 31, 2022 are as follows:

●	On January 1, 2022, the Company granted 20,000 stock options at $4.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($2.724 per option).

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022 and March 31, 2023	3,165,000	$1.05

As at March 31, 2023 restricted share units outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,200,000	$1.03
13-Apr-22	825,000	513,750	$1.10
12-Jul-22	90,000	37,500	$1.10
Outstanding RSU, March 31, 2023	3,165,000	1,751,250	$1.05

Transactions for the three months ended March 31, 2022, are as follows:

●	On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share.

●	On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022 and March 31, 2023	931,507	$4.12

As at March 31, 2023 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$4.12		2.98

Transactions for the three months ended March 31, 2022 are as follows:

●	The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	29,139,129	$0.94
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	34,132,071	$1.76
Granted	18,042,857	0.20
Exercised	(18,042,857)	0.20
Outstanding, March 31, 2023	34,132,071	$1.47

As at March 31, 2023 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	1,250,000	Cashless	11-Jan-27
12-Oct-22	1,739,130	Cashless	11-Jan-27
19-Jan-23	18,042,857	Cashless	18-Jan-28
Total	34,132,071	$1.47

Transactions for the three months ended March 31, 2023 are as follows:

●	18,042,857 warrants were exercised. The Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 31, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 17,116,987 cashless warrants were exercised subsequent to March 31, 2023.

Transactions for the three months ended March 31, 2022 are as follows:

●	128,386 share purchase warrant expired in 2022.

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.